Allowance for Credit Losses (By Loan Class) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Credit Losses
Balance at the beginning of the period		$ 61,384	$ 109,059	$ 60,278	$ 61,384
Losses charged to allowance			(9,024)	(9,574)	(22,928)
Recoveries credited to allowance			2,384	2,629	2,979
Net (losses) recoveries charged to allowance			(6,640)	(6,945)	(19,949)
Credit loss expense			7,955	45,379	18,843
Balance at the end of the period			110,374	109,059	60,278
Nonperforming Financing Receivable [Member]
Allowance for Credit Losses
Credit loss expense	$ (9,500)	(9,500)
ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				10,347
Balance at the end of the period					10,347
Commercial, financial and agricultural | Domestic | Commercial.
Allowance for Credit Losses
Balance at the beginning of the period		12,596	21,908	11,145	12,596
Losses charged to allowance			(8,083)	(8,936)	(14,412)
Recoveries credited to allowance			1,943	2,191	2,196
Net (losses) recoveries charged to allowance			(6,140)	(6,745)	(12,216)
Credit loss expense			7,410	13,261	10,765
Balance at the end of the period			23,178	21,908	11,145
Commercial, financial and agricultural | Domestic | Commercial. | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				4,247
Balance at the end of the period					4,247
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Allowance for Credit Losses
Balance at the beginning of the period		19,353	30,000	16,533	19,353
Losses charged to allowance			(364)		(7,353)
Recoveries credited to allowance			171		318
Net (losses) recoveries charged to allowance			(193)		(7,035)
Credit loss expense			5,847		4,215
Balance at the end of the period			35,654	30,000	16,533
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Allowance for Credit Losses
Balance at the beginning of the period		1,808	5,051	1,786	1,808
Credit loss expense			(1,760)	3,620	(22)
Balance at the end of the period			3,291	5,051	1,786
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				(355)
Balance at the end of the period					(355)
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Allowance for Credit Losses
Balance at the beginning of the period		15,123	37,612	18,152	15,123
Losses charged to allowance			(2)	(19)	(39)
Recoveries credited to allowance				35	113
Net (losses) recoveries charged to allowance			(2)	16	74
Credit loss expense			(2,220)	6,053	2,955
Balance at the end of the period			35,390	37,612	18,152
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				13,391
Balance at the end of the period					13,391
Obligations of states and political subdivisions | Domestic | Commercial real estate: farmland & commercial
Allowance for Credit Losses
Balance at the beginning of the period			30,000	16,533
Losses charged to allowance				(55)
Recoveries credited to allowance				117
Net (losses) recoveries charged to allowance				62
Credit loss expense				17,697
Balance at the end of the period				30,000	16,533
Obligations of states and political subdivisions | Domestic | Commercial real estate: farmland & commercial | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				(4,292)
Balance at the end of the period					(4,292)
Real estate - mortgage | Domestic | Residential: first lien
Allowance for Credit Losses
Balance at the beginning of the period		3,467	3,874	3,762	3,467
Losses charged to allowance			(373)	(160)	(201)
Recoveries credited to allowance			60	21	26
Net (losses) recoveries charged to allowance			(313)	(139)	(175)
Credit loss expense			512	1,831	470
Balance at the end of the period			4,073	3,874	3,762
Real estate - mortgage | Domestic | Residential: first lien | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				(1,580)
Balance at the end of the period					(1,580)
Real estate - mortgage | Domestic | Residential Junior Lien
Allowance for Credit Losses
Balance at the beginning of the period		7,719	9,570	7,535	7,719
Losses charged to allowance			(25)	(124)	(435)
Recoveries credited to allowance			164	186	286
Net (losses) recoveries charged to allowance			139	62	(149)
Credit loss expense			(1,955)	2,402	(35)
Balance at the end of the period			7,754	9,570	7,535
Real estate - mortgage | Domestic | Residential Junior Lien | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				(429)
Balance at the end of the period					(429)
Consumer | Domestic
Allowance for Credit Losses
Balance at the beginning of the period		447	291	542	447
Losses charged to allowance			(176)	(280)	(487)
Recoveries credited to allowance			46	69	40
Net (losses) recoveries charged to allowance			(130)	(211)	(447)
Credit loss expense			111	185	542
Balance at the end of the period			272	291	542
Consumer | Domestic | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				(225)
Balance at the end of the period					(225)
Foreign. | Foreign
Allowance for Credit Losses
Balance at the beginning of the period		$ 871	753	823	871
Losses charged to allowance			(1)		(1)
Recoveries credited to allowance				10
Net (losses) recoveries charged to allowance			(1)	10	(1)
Credit loss expense			10	330	(47)
Balance at the end of the period			$ 762	753	823
Foreign. | Foreign | ASU 2016-13 | Adjustment
Allowance for Credit Losses
Balance at the beginning of the period				$ (410)
Balance at the end of the period					$ (410)